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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ] Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MSD Capital, L.P.
Address: 645 Fifth Avenue, 21st Floor
         New York, NY 10022

Form 13F File Number: 28- 5391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc R. Lisker, Esq.
Title:   General Counsel, MSD Capital, L.P.
Phone:   (212) 303-1668

Signature, Place, and Date of Signing:


/s/ Marc R. Lisker                          New York, NY       February 14, 2008
-------------------------------------   --------------------   -----------------
(Signature)                                 (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        12

Form 13F Information Table Value Total:   569,115 (thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

          Column 1               Column 2     Column 3  Column 4        Column 5       Column 6  Column 7        Column 8
---------------------------- --------------- --------- ---------- ------------------- ---------- -------- ---------------------
                                                         Value      Shrs or  SH/ Put/ Investment   Other     Voting Authority
       Name of Issuer         Title of Class   Cusip   (X $1,000)   prn amt  PRN Call Discretion Managers    Sole   Shared None
       --------------        --------------- --------- ---------- ---------- --- ---- ---------- -------- --------- -----------
DIGITAL RIV INC              NOTE 1.250% 1/0 25388BAB0     71,421 70,180,000 PRN      SOLE                      N/A    N/A  N/A
DIGITAL RIV INC              COM             25388B104     35,831  1,083,497 SH       SOLE                1,083,497      0    0
DOLLAR THRIFTY AUTOMOTIVE GP COM             256743105     42,761  1,805,800 SH       SOLE                1,805,800      0    0
DOMINOS PIZZA INC            COM             25754A201     41,430  3,131,500 SH       SOLE                3,131,500      0    0
IHOP CORP                    COM             449623107     76,822  2,100,100 SH       SOLE                2,100,100      0    0
LEVEL 3 COMMUNICATIONS INC   NOTE 5.250%12/1 52729NBF6     20,140 20,900,000 PRN      SOLE                      N/A    N/A  N/A
NORTHWEST AIRLS CORP         COM             667280408      4,628    318,974 SH       SOLE                  318,974      0    0
PMC-SIERRA INC               NOTE 2.250%10/1 69344FAD8     15,505 15,000,000 PRN      SOLE                      N/A    N/A  N/A
SCHOOL SPECIALTY INC         COM             807863105     96,204  2,784,500 SH       SOLE                2,784,500      0    0
STEAK N SHAKE CO             COM             857873103     30,327  2,782,300 SH       SOLE                2,782,300      0    0
TIME WARNER TELECOM INC      CL A            887319101     81,842  4,033,600 SH       SOLE                4,033,600      0    0
TYLER TECHNOLOGIES INC       COM             902252105     52,204  4,049,923 SH       SOLE                4,049,923      0    0

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.